Nature of Operations	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

NOTE 1- NATURE OF OPERATIONS

Nature of Operations

Good Vibrations Shoes, Inc. (the “Company”), a Nevada corporation, was formerly known as Landmark Technology Group, Inc., Bitcoin Collect, Inc., Solpower Corp., Virtual Technologies, Inc. and Dynafuel Corporation, which was incorporated under the laws of the State of Utah on June 7, 1982. The Company most recently operated a wholly owned subsidiary business called Long Beard Brewing Company, which is a “craft brewery” or “micro brewery” based in Long Island, New York. Since 2016, the Company has been dormant and in May 2021, a new custodian took over and will focus his efforts on developing a strategy for this company moving forward, including identifying suitable targets for acquisition.

The Company sold its Long Beard Brewing subsidiary during March 2017 and has had no operations since 2017.

On May 4, 2021, custodianship of the Company was awarded to George Sharp.